EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
Schedule of weighted average number of share
In Thousands of Shares
Description	2024	2023	2022
Issued common shares at January 1	91,687	90,515	85,546
Effect of shares issued	1,984	1,172	3,837
Weighted average number of common shares outstanding at December 31	93,671	91,687	89,383